INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 15: INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Income taxes for the years ended December 31, 2013 and 2012 are summarized as follows:

	December 31, 2013	December 31, 2012
Current (benefit)/liability	$—	$—
Deferred provision	—	—
Net income tax provision	$—	$—
A reconciliation of the differences between the effective and statutory income tax rates for years ended December 31, 2013 and 2012 are as follows:

	December 31, 2013		December 31, 2012
	Amount	Percent	Amount	Percent
Federal statutory rates	$(2,176,897)	34%	$(803,393)	34%
State Statutory rates	(448,185)	7%	(165,405)	7%
Income passed through to owners	—	0%	623,901	(26)%
Other	—	0%	(45,553)	2%
Permanent differences	4,837	0%	—	0%
Changes in valuation allowance	2,620,245	(41)%	390,450	(17)%
Effective rate	$—	0%	$—	0%
At December 31, 2013 and 2012 deferred income tax assets and liabilities were comprised of:

	December 31, 2013	December 31, 2012
Deferred tax assets (liabilities) – current	$—	$—
Deferred tax assets (liabilities) – long-term:	—	—
Stock Compensation	10,234	—
Net operating loss carryforwards	3,038,557	428,547
Total net deferred tax assets	3,048,791	428,547
Valuation allowance	(3,048,791)	(428,547)
Net deferred tax assets	$—	$—
The Company has recorded as of December 31, 2013 and 2012, a valuation allowance of $3,048,791 and $428,547, respectively, as it believes that it is more-likely-than-not that the deferred tax assets will not be realized in future years. Management has based its assessment on available historical and projected operating results.
The Company has net operating loss carry-forwards totaling approximately $7.5 million which expire between 2028 and 2032 and 2013 and 2032 for federal and state purposes, respectively.
Due to certain significant changes in ownership during the year ended December 31, 2012, some of the net operating losses are subject to limitation under Internal Revenue Code 382.